Assets pledged as collateral_Details Of Assets Pledged As Collateral(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 27,506,761	₩ 22,327,696
Due from banks | Korea Federation of Savings Banks and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 165,026	₩ 159,736
Reason of pledge	Borrowings from Bank and others	Borrowings from Bank and others
Financial assets held for trading
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 13,689,527	₩ 10,541,069
Financial assets held for trading | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 7,699,857	₩ 5,977,536
Reason of pledge	Repurchase agreements	Repurchase agreements
Financial assets held for trading | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 4,941,912	₩ 2,392,945
Reason of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets held for trading | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,047,758
Reason of pledge	Derivatives transactions
Financial assets held for trading | Korea Exchange, Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 2,170,588
Reason of pledge		Derivatives transactions
Available-for-sale financial assets
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 4,862,079	₩ 5,595,783
Available-for-sale financial assets | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 2,401,388	₩ 3,314,106
Reason of pledge	Repurchase agreements	Repurchase agreements
Available-for-sale financial assets | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 838,149	₩ 193,028
Reason of pledge	Securities borrowing transactions	Securities borrowing transactions
Available-for-sale financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 651,284	₩ 490,297
Reason of pledge	Borrowings from Bank of Korea	Borrowings from Bank of Korea
Available-for-sale financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 750,254	₩ 493,896
Reason of pledge	Settlement risk of Bank of Korea	Settlement risk of Bank of Korea
Available-for-sale financial assets | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 221,004
Reason of pledge	Derivatives transactions
Available-for-sale financial assets | KEB Hana Bank and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,084,500
Reason of pledge		Derivatives transactions
Available-for-sale financial assets | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 19,956
Reason of pledge		Others
Held-to-maturity financial assets
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 3,060,850	₩ 2,986,920
Held-to-maturity financial assets | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 35,026	₩ 44,988
Reason of pledge	Repurchase agreements	Repurchase agreements
Held-to-maturity financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,326,558	₩ 1,251,011
Reason of pledge	Borrowings from Bank of Korea	Borrowings from Bank of Korea
Held-to-maturity financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,204,990	₩ 1,185,267
Reason of pledge	Settlement risk of Bank of Korea	Settlement risk of Bank of Korea
Held-to-maturity financial assets | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 330,316	₩ 209,022
Reason of pledge	Derivatives transactions	Derivatives transactions
Held-to-maturity financial assets | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 163,960	₩ 296,632
Reason of pledge	Others	Others
Mortgage loans | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 4,950,490	₩ 2,252,315
Reason of pledge	Covered bond	Covered bond
Land and buildings | Natixis Real Estate Capital LLC and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 778,789	₩ 791,873
Reason of pledge	Borrowings from Bank and others	Borrowings from Bank and others